Details of treasury and other financial risks - Credit risk with number of counterparties (Detail)	Dec. 31, 2022
Range 10-100 million [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	5
Range 10-100 million [Member] | AA- Rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	1
Range 10-100 million [Member] | A+ rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	3
Range 10-100 million [Member] | A rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	0
Range 10-100 million [Member] | A- rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	1
Range 100-500 million [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	3
Range 100-500 million [Member] | AA- Rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	0
Range 100-500 million [Member] | A+ rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	1
Range 100-500 million [Member] | A rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	1
Range 100-500 million [Member] | A- rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	1
Range 500 million and above [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	0
Range 500 million and above [Member] | AA- Rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	0
Range 500 million and above [Member] | A+ rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	0
Range 500 million and above [Member] | A rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	0
Range 500 million and above [Member] | A- rated [Member]
Details of treasury and other financial risks [Line Items]
Counterparties	0